Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.000075 per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	Represents 100,000 Class A Ordinary Shares issuable upon the consummation of the Business Combination pursuant to the Securities Purchase Agreement, dated as of April 30, 2026, by and among Goodvision AI Inc., Calisa Acquisition Corp. and the purchaser party thereto. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act based on the fixed purchase price of $10.00 per share provided in the Securities Purchase Agreement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.000075 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	10.13
Maximum Aggregate Offering Price	$ 60,780,000.00
Amount of Registration Fee	$ 8,393.72
Offering Note	On March 6, 2026, Calisa Acquisition Corp, a Cayman Islands exempted company ("SPAC"), entered into a Business Combination Agreement (the "BCA") by and among (i) SPAC, (ii) Calisa Merger Sub, a Cayman Islands exempted company and wholly-owned subsidiary of SPAC ("Merger Sub"), and (iii) Goodvision AI Inc., a Cayman Islands exempted company (the "Company," and collectively with SPAC and Merger Sub, the "Parties"). Pursuant to the BCA, subject to the satisfaction or waiver of certain conditions set forth therein, on the closing date, Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and a wholly owned subsidiary of SPAC (the "Merger") (the transactions contemplated by the BCA, the "Business Combination").The BCA provides, among other things, that (i) each Company Share (other than any Company Shares held in treasury that are cancelled and extinguished and any Company Dissenting Shares) issued and outstanding as of immediately prior to the Effective Date shall be automatically cancelled and extinguished and converted into the right to receive a number of SPAC Shares equal to the Exchange Ratio, multiplied by the number of shares of Company Common Stock issuable upon such conversion (for an aggregate enterprise value of $180,000,000); (ii) each Company Share held immediately prior to the Effective Time by the Company as treasury stock shall be automatically canceled and extinguished, and no consideration shall be paid with respect thereto; and (iii) each share of the capital stock of Merger Sub issued and outstanding immediately prior to the Effective Time shall be automatically cancelled and extinguished and converted into the right to receive a number of shares of Surviving PubCo Ordinary Shares equal to the Exchange Ratio (the "Per Share Merger Consideration"). The Exchange Ratio shall equal (i) 18,000,000 shares of Surviving PubCo Ordinary Shares divided by (ii) the number of Fully Diluted Shares (as defined in the BCA). Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions. Represents shares of Surviving Ordinary Shares issuable in exchange for all outstanding SPAC Ordinary Shares in connection with the Business Combination. Includes 6,000,000 Ordinary Shares held by the Public Shareholders (assuming no redemption). Pursuant to Rule 457(f)(1) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is $10.13, based on the average of the high ($10.15) and low ($10.10) prices of SPAC Ordinary Shares on The Nasdaq Global Market (Nasdaq: ALIS) on June 16, 2026 (such date being within five business days of the date that the registration statement was filed with the SEC).
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.000075 per share
Amount Registered | shares	2,175,000
Proposed Maximum Offering Price per Unit	10.15
Maximum Aggregate Offering Price	$ 22,076,250.00
Amount of Registration Fee	$ 3,048.73
Offering Note	Represents shares of Surviving Ordinary Shares issuable in exchange for all outstanding SPAC Ordinary Shares in connection with the Business Combination. Includes an aggregate 2,175,000 founder shares held by Sponsor and EBC. Pursuant to Rule 457(f)(1) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is $10.15, based on the average of the high ($10.15) and low ($10.15) prices of SPAC Ordinary Shares on The Nasdaq Global Market (Nasdaq: ALIS) on June 29, 2026 (such date being within five business days of the date that this registration statement was filed with the SEC).
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.000075 per share
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 180,000,000.00
Amount of Registration Fee	$ 24,858.00
Offering Note	Represents 18,000,000 shares of Surviving PubCo Ordinary Shares, the maximum number of Surviving PubCo Ordinary Shares that are expected to be issued as the Per Share Merger Consideration in connection with the Business Combination, to existing holders of Goodvision AI Inc. ("Goodvision") ordinary shares. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Goodvision is a private company, no market exists for its securities. Therefore, the proposed maximum aggregate offering price is based on the estimated value of the merger consideration to be issued in the Business Combination, calculated using the implied value of $10.00 per Surviving PubCo Ordinary Share.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the Units, consisting of one share of ordinary shares, par value $0.000075 per share, and one Right to receive one-tenth of one share of Class A ordinary shares
Amount Registered | shares	252,500
Proposed Maximum Offering Price per Unit	10.66
Maximum Aggregate Offering Price	$ 2,691,650.00
Amount of Registration Fee	$ 371.72
Offering Note	Represents the number of shares of Surviving PubCo Ordinary Shares to be exchanged upon consummation of the Business Combination for the corresponding number of (i) 192,500 private placement units held by the Sponsor and (ii) 60,000 private placement units held by EBC that were sold in connection with the Registrant's initial public offering. Each unit may be redeemed for one share of PubCo Ordinary Shares and one right to receive one-tenth of one share of Surviving PubCo Ordinary Shares. Pursuant to Rule 457(f)(1) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is $2,691,650.00, based on the average of the high ($10.80) and low ($10.51) prices of SPAC Units on The Nasdaq Global Market (Nasdaq: ALISU) on June 16, 2026 (such date being within five business days of the date that this registration statement was filed with the SEC).
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares the underlying Rights, each Right entitles the holder thereof to one-tenth of one share of Class A ordinary shares
Amount Registered | shares	625,249
Proposed Maximum Offering Price per Unit	10.13
Maximum Aggregate Offering Price	$ 6,333,772.37
Amount of Registration Fee	$ 874.69
Offering Note	Represents 600,000 public rights to receive one-tenth of one share of Ordinary Shares and 25,249 private rights to receive one-tenth of one share of Ordinary Shares to be issued upon consummation of the Business Combination. Pursuant to Rule 457(f)(1) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is $6,333,772.37, based on the average of the high ($10.15) and low ($10.10) prices of SPAC Ordinary Shares underlying the Rights on The Nasdaq Global Market (Nasdaq: ALISR) on June 16, 2026 (such date being within five business days of the date that this registration statement was filed with the SEC).